Business Combinations, Divestiture and Private Placement - Alithya USA Inc. (formally Edgewater Technologies Inc.) (Details)			5 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 30, 2018 CAD ($) subscription_receipt	Mar. 31, 2019 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Nov. 01, 2018 CAD ($) shares	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Deferred income tax				$ (3,202,000)	$ (3,140,000)	$ (395,000)
Private Placement
Disclosure of detailed information about business combination [line items]
Number of instruments issued | subscription_receipt		11,736,055
Subscription receipt price		$ 4.50
Share issue costs					2,764,885
Deferred income tax					714,000
Edgewater
Disclosure of detailed information about business combination [line items]
Number of subordinate voting shares | shares	1.1918
Special dividend | $ / shares	$ 1.15
Dividend payable								$ 22,108,000	$ 16,840,000
Reduction in exercise price per stock option	$ 1.15
Equity exchange ratio	1.1918
Number of instruments issued | shares							17,458,348
Acquisition related costs					3,929,908
Accounts receivable and other receivables							$ 27,705,000
Gross contractual amount							28,500,000
Estimated contractual cash flow not expected to be collected							795,000
Stock-based payments			$ 572,000		572,000		$ 572,000
Revenue from business acquired			50,229,000
Gross margin from business acquired			19,401,000
Profit (loss) from business acquired			$ (2,097,000)
Proforma revenue					282,386,000
Proforma profit (loss) before income taxes					$ 17,296,000